24. SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION: Schedule of Cash Flow, Supplemental Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Cash Flow, Supplemental Disclosures

	2020	2019
Share issuance costs in accounts payable	$-	$45,340
Shares issued for loans receivable	5,848,000	-
Shares issued for 1251881 B.C. Ltd acquisition	36,905,000	-
Warrants issued for 1251881 B.C. Ltd acquisition	4,995,000	-
Shares issued for RTO	54,375,726	-
Warrants issued for RTO	303,749	-
Stock options issued for RTO	486,518	-
Right to common shares issued for MAG acquisition	44,984,267	-